Expense Example - FidelityHealthyFutureFund-AMCIZPRO - FidelityHealthyFutureFund-AMCIZPRO - Fidelity Healthy Future Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor Healthy Future Fund - Class Z
Expense Example:
1 year	$ 92
3 years	1,703
5 years	3,456
10 years	7,215
Fidelity Advisor Healthy Future Fund - Class I
Expense Example:
1 year	107
3 years	1,742
5 years	3,511
10 years	7,285
Fidelity Advisor Healthy Future Fund - Class M
Expense Example:
1 year	502
3 years	2,189
5 years	3,974
10 years	7,689
Fidelity Advisor Healthy Future Fund - Class A
Expense Example:
1 year	700
3 years	2,288
5 years	3,988
10 years	7,577
Fidelity Advisor Healthy Future Fund - Class C
Expense Example:
1 year	308
3 years	2,008
5 years	3,886
10 years	$ 7,666